BEA Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.                  Hal Liebes
CHAIRMAN OF THE BOARD                   SENIOR VICE PRESIDENT
Prof. Enrique R. Arzac                  Michael A. Pignataro
DIRECTOR                                SECRETARY
Lawrence J. Fox                         Wendy S. Setnicka
DIRECTOR                                VICE PRESIDENT
James S. Pasman, Jr.                    AND TREASURER
DIRECTOR                                Paul Roselli
Richard J. Lindquist                    ASSISTANT TREASURER
PRESIDENT AND CHIEF
INVESTMENT OFFICER
Suzanne E. Moran
INVESTMENT OFFICER

--------------------------------------------------------

INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232
--------------------------------------------------------

ADMINISTRATOR
Chase Global Funds Services Co.
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------

SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
Phone 1-800-428-8890
--------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, New York 10022
--------------------------------------------------------

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $3,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, is included at the back of this report.

            --------------------------------------------------------

                             BEA Income Fund, Inc.

                 ---------------------------------------------

                              FIRST QUARTER REPORT
                                 March 31, 1998

BEA INCOME FUND, INC.

----------
Dear Shareholders:                                                  May 11, 1998

We are writing to report on the activities of the BEA Income Fund, Inc. ("the Fund") for the quarter ended March 31, 1998 and to discuss our investment strategy.

    At March 31, 1998, the Fund's net asset value ("NAV") was $8.52, compared to an NAV of $8.44 at December 31, 1997. As a result, the Fund's total return (based on NAV and assuming reinvestment of dividends of $0.18 per share) for the period was 3.10%. For the twelve months ended March 31, 1998, the Fund's total return was 15.77% (based on NAV and assuming reinvestment of dividends of $.72 per share).

    At March 31, 1998, $187.5 million was invested in high yield debt securities; $84.4 million in investment-grade debt securities; $18.3 million in equity securities; and the balance of $9.7 million in cash equivalents. The investment-grade component consisted of short and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (43.94%) was invested in B-rated issues.

THE MARKET

    Despite some volatility during the first quarter, long-term U.S. interest rates ended the period virtually unchanged from where they started. As represented by the yield on the bellwether 30-year Treasury bond, rates began the quarter at 5.92% and ended it at 5.93%.

    Bonds' performance reflected several factors. Perhaps most important was the receding impact of the "Asian Flu" of currency devaluation and widespread weakness in global financial markets, which dominated trading activity in last year's fourth quarter. Investor perceptions regarding any official adjustment of interest rates were mixed, furthermore, thus muting the potential for sustained price movement in either direction. Finally, an unusual coincidence of conflicting economic forces (I.E., the strength of the economy coupled with the simultaneous deflationary wave originating from the problems in Asia) remained intact.

    High yield outperformed the major investment-grade fixed income sectors in this environment. Most investment-grade sectors (E.G., Treasury instruments, corporate bonds, mortgage and asset-backed securities) returned between 1-2% during the quarter, well below the 4.0% generated by the Salomon Smith Barney High-Yield Market Index.

    As we have done for many consecutive quarters now, we note several statistics that attest to the high yield market's extraordinary vibrance. New issuance during the first quarter reached a record $49.7 billion, handily surpassing the previous high of $37.4 billion set in 1997's third quarter. Net new inflows into high yield mutual funds totaled approximately $7.8 billion, more than twice the $3.7 billion recorded in the same period a year ago. The total size of the market grew to a new high of $500 billion, 11% higher than the previous record of $452 billion at year-end 1997. [All data supplied by Chase Securities.]

PORTFOLIO REVIEW

    We attribute the Fund's performance during the quarter to our success both in weighting industry sectors and selecting individual securities.

    Four of our largest industry allocations figured prominently in the Fund's overall return. These included cable and media, telecommunications, gaming and energy.

- In cable and media, we had the good fortune to own private-issue securities in Diva Systems, an exciting company pioneering the provision of "video on demand" services. Diva refinanced these securities during the quarter at terms that were highly profitable to the Fund.

- Aggregate telecommunications debt issues enjoyed strong quarterly performance, powered by continued expectations of mergers and acquisitions (M&A) activity and good industry growth. The Fund benefited disproportionately, as our telecommunications weighting in the portfolio exceeded that of the broad high yield market.

- The gaming sector achieved attractive quarterly returns based on investors' M&A expectations. We are pleased to point out in this context that one of our gaming holdings, Casino Magic, announced in February that it would be acquired by Hollywood Park.

- Energy was weak during the quarter, as the debt and equity securities of oil-related companies were hurt by a downturn in oil and gas prices. Not only did we maintain an underweighting in energy relative to the market, but we also concentrated the Fund's holdings in energy service companies, which did well.

OUTLOOK

    Our fundamental outlook for the high yield market remains quite positive. Investor interest in the market has been rising for some time now and does not appear to be slowing down.

    The key to our view is the unusually favorable macroeconomic climate, which has become widely known as "Goldilocks" (I.E., not too hot, not too cold, just right). In today's Goldilocks scenario, the climate for inflation and interest rates is benign and should remain so for the foreseeable future. With the economy humming along at a moderate yet sustainable pace, there appears to be little risk that inflation will appreciably increase.

    Another plus for high yield is the ongoing strength of corporate M&A activity. As we noted earlier, this trend is an important element in our investment theses for the telecommunications and gaming industries, whose favorable returns have been critical to the Fund's performance over the last few quarters.

    We have not changed the basic components of our strategy. These include a preference for issues with better credit ratings within the high yield sector, and the retention of our largest sector allocations in telecommunications, cable and media, and gaming. More recently, however, we increased the Fund's allocation to the high yield sector, while reducing the investment-grade component.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

           [SIGNATURE]

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

            [SIGNATURE]

William W. Priest, Jr.
CHAIRMAN OF THE BOARD*

    *Richard J. Lindquist, who is a member of the Executive Committee and is an Executive Director of BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to November 21, 1996, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined BEA Associates on May 1, 1995 as a result of BEA's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining BEA Associates, Mr. Lindquist served various offices at CSFBIM beginning in July, 1989. Mr. Lindquist is also President and Chief Investment Officer of BEA Strategic Global Income Fund, Inc.

    William W. Priest, Jr., who is Chairman of the Executive Committee and holds the offices of Executive Director and Chief Executive Officer of BEA Associates joined BEA Associates in 1972. Mr. Priest is Director and President of The Indonesia Fund, Inc., and Director and Chairman of the Board of BEA Strategic Global Income Fund, Inc., The Brazilian Equity Fund, Inc., The Chile Fund, Inc., The Emerging Markets Infrastructure Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc., The Latin America Investment Fund, Inc. and The Portugal Fund, Inc.

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

MARCH 31, 1998

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------------------
-------------
DOMESTIC SECURITIES (98.9%)
--------------------------------------------------------------------------------
-------------
CORPORATE OBLIGATIONS (74.2%)
--------------------------------------------------------------------------------
-------------
AEROSPACE/DEFENSE (0.1%)
           Wyman-Gordon Co.
            Sr. Notes
            8.00%, 12/15/07                                    Ba2      $      150  $    151,875
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
AUTOMOTIVE (1.7%)
           Cambridge Industries, Inc.
            Series B, Sr. Sub. Notes
            10.25%, 7/15/07                                    N/R             500       524,375
           Collins & Aikman
            Products Corp.
            Sr. Sub. Notes
            11.50%, 4/15/06                                     B3             650       731,250
           Consorcio G Grupo
            Dina S.A./MCII Holdings
            (U.S.A.), Inc.
            Sr. Secured Notes
            Zero Coupon, 11/15/02                              N/R           1,950     1,842,750
      (3)  Oxford Automotive, Inc.
            Sr. Sub. Notes
            10.125%, 6/15/07                                  Caa1             925       982,812
           Safety Components
            International, Inc.
            Series B, Gtd.
            Sr. Sub. Notes
            10.125%, 7/15/07                                    B3             500       521,875
      (3)  Walbro Corp.
            Gtd. Sr. Notes
            10.125%, 12/15/07                                   B2             300       304,500
                                                                                    ------------
           GROUP TOTAL                                                                 4,907,562
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
BROADCASTING (4.4%)
      (8)  Australis Holdings Pty. Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 11/1/02                                     N/R           2,250       520,696
      (8)  Capstar Broadcasting Partners, Inc.
            Sr. Discount Notes
            0.00%, 2/1/09                                      N/R           2,000     1,500,000
      (8)  Commodore Media, Inc.
            Gtd. Sr. Sub. Notes
            7.50%, 5/1/03                                       B2             300       339,750
           Digital Television Services, L.L.C./DTS
            Capital, Inc.
            Series B, Gtd. Sr. Sub. Notes
            12.50%, 8/1/07                                      B3             750       858,750
      (8)  EchoStar Communications Corp.
            Gtd. Sr. Discount Notes
            0.00%, 6/1/04                                       B2             450       434,812
           Granite Broadcasting Corp.
            Sr. Sub. Notes
            9.375%, 12/1/05                                     B3             300       310,500

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
           Jacor Communications, Inc.
            Sr. Sub. Notes
            8.00%, 2/15/10                                      B2      $      250  $    251,562
           Pegasus Media & Communications, Inc.
            Series B, Notes
            12.50%, 7/1/05                                      B2             250       286,250
           SFX Broadcasting, Inc.
            Series B, Sr. Sub. Notes
            10.75%, 5/15/06                                     B3             650       725,563
           Sinclair Broadcast Group, Inc.:
            Gtd. Sr. Sub. Notes
            8.75%, 12/15/07                                     B2             350       360,500
            Sr. Sub. Notes
            10.00%, 9/30/05                                     B2             900       974,250
      (3)  Source Media, Inc.
            Gtd. Sr. Secured Notes
            12.00%, 11/1/04                                     B3             100        99,500
           Spanish Broadcasting System, Inc.
            Sr. Notes
            12.50%, 6/15/02                                     B2             500       572,500
           Turner Broadcasting Systems, Inc.
            Sr. Notes
            7.40%, 2/1/04                                      Ba1           1,820     1,876,875
   (3)(8)  United International Holdings, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                                      B3           1,700     1,060,375
           Univision Network
            Holding L.P.
            Sub. Notes
            Zero Coupon, 12/17/02                              N/R           1,500     1,672,500
           Young Broadcasting, Inc.
            Series B, Gtd. Sr. Sub.
            Notes:
            9.00%, 1/15/06                                      B2             300       311,250
            8.75%, 6/15/07                                      B2             750       770,625
                                                                                    ------------
           GROUP TOTAL                                                                12,926,258
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
BUSINESS SERVICES (0.1%)
           Iron Mountain, Inc.
            Sr. Notes
            8.75%, 9/30/09                                      B3             200       206,500
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
CABLE (7.4%)
           Adelphia Communications Corp.
            Series B, Sr. Notes
            8.375%, 2/1/08                                      B3             450       451,125
           CCA Holdings Corp.
            Sr. Sub. Notes
            13.00%, 12/31/99                                   N/R           1,500     2,227,500
           CSC Holdings, Inc.:
            Series B, Sr. Debentures
            8.125%, 8/15/09                                    Ba2             250       263,125
            Sr. Sub. Debentures
            9.875%, 2/15/13                                     B1             850       939,250
            Sr. Sub. Notes
            9.875%, 5/15/06                                     B1             400       439,000

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
           Century Communications Corp.
            Sr. Notes:
            9.75%, 2/15/02                                     Ba3      $      500  $    532,500
            8.75%, 10/1/07                                     Ba3             400       416,000
           Charter Communications Southeast L.P.
            Series B, Sr. Notes
            11.25%, 3/15/06                                     B3             450       499,500
           Comcast Corp.
            Sr. Sub. Notes:
            9.375%, 5/15/05                                    Ba3             180       192,717
            9.125%, 10/15/06                                   Ba3             750       795,000
   (3)(8)  DIVA Systems Corp.
            Units
            0.00%, 3/1/08                                      N/R           2,176     1,240,098
      (8)  Diamond Cable Communications plc
            Yankee Discount Notes
            0.00%, 12/15/05                                   Caa1           1,800     1,431,000
      (4)  Falcon Holding Group L.P.
            Sr. Sub. Notes
            11.00%, 9/15/03                                     B3           1,752     1,880,982
           Helicon Group L.P.
            Series B, Sr. Secured
            Notes
            11.00%, 11/1/03                                     B1             500       538,125
           InterMedia Capital Partners IV L.P./
            InterMedia Partners Capital Corp.
            Sr. Notes
            11.25%, 8/1/06                                      B2             650       728,813
           Lenfest Communications, Inc.:
            Sr. Notes
            8.375%, 11/1/05                                    Ba3             500       520,000
            Sr. Sub. Notes
            10.50%, 6/15/06                                     B2           1,000     1,140,000
      (8)  Marcus Cable Co.
            Sr. Discount Notes
            0.00%, 12/15/05                                     B3           1,600     1,456,000
           NTL, Inc.:
      (8)   Series A, Sr. Deferred Coupon Notes
            0.00%, 4/15/05                                      B3           1,000       862,500
      (8)   Series B, Sr. Deferred Coupon Notes
            0.00%, 2/1/06                                       B3             700       570,500
            Series B, Sr. Notes
            10.00%, 2/15/07                                     B3             500       541,250
           Olympus Communications, L.P./ Olympus Capital
            Corp.
            Series B, Sr. Notes
            10.625%, 11/15/06                                   B1           1,000     1,113,750
           OpTel, Inc.
            Series B, Sr. Notes
            13.00%, 2/15/05                                     B3             500       555,000
           Tele-Communications, Inc.
            Notes
            6.34%, 2/1/02                                     Baa3             360       356,400
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
      (8)  Telewest
            Communications plc
            Yankee Sr. Sub. Discount
            Debentures
            0.00%, 10/1/07                                      B1      $    2,700  $  2,200,500
                                                                                    ------------
           GROUP TOTAL                                                                21,890,635
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
CHEMICALS (2.2%)
           Applied Extrusion Technologies, Inc.
            Series B, Sr. Notes
            11.50%, 4/1/02                                      B2           1,500     1,603,125
           Harris Chemical N.A.
            Sr. Secured Debentures
            10.25%, 7/15/01                                     B2             350       365,750
           Huntsman Polymers Corp.
            Sr. Notes
            11.75%, 12/1/04                                     B1           1,000     1,116,250
           NL Industries Inc.:
            Sr. Secured Notes
            11.75%, 10/15/03                                    B1             250       278,125
      (8)   Sr. Secured Discount Debentures 0.00%,
            10/15/05                                            B2             800       818,000
      (8)  Sterling Chemical Holdings, Inc.
            Sr. Secured Discount
            Notes
            0.00%, 8/15/08                                    Caa1           1,000       595,000
           Texas Petrochemical Corp.
            Series B, Sr. Sub. Notes
            11.125%, 7/1/06                                     B3             350       386,313
           UCC Investor's Holdings, Inc.
            Sr. Sub. Notes
            11.00%, 5/1/03                                      B2           1,200     1,272,000
                                                                                    ------------
           GROUP TOTAL                                                                 6,434,563
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
CONSTRUCTION & BUILDING MATERIALS (0.7%)
      (3)  American Architectural Products Corp.
            Sr. Notes
            11.75%, 12/1/07                                   Caa1             650       680,875
      (8)  Building Materials Corp.
            Series B, Sr. Deferred
            Notes
            0.00%, 7/1/04                                      Ba3             200       191,000
           Collins & Aikman Floor Coverings, Inc.
            Series B, Sr. Sub. Notes
            10.00%, 1/15/07                                     B3             550       581,625
      (8)  Waxman Industries Inc.
            Series B, Sr. Secured
            Deferred Notes
            0.00%, 6/1/04                                     Caa1             600       538,500
                                                                                    ------------
           GROUP TOTAL                                                                 1,992,000
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
CONSUMER PRODUCTS & SERVICES (1.7%)
      (8)  Coinstar Inc.
            Sr. Discount Notes
            0.00%, 10/1/06                                     N/R           1,700     1,328,125

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
      (3)  Doskocil Manufacturing Co., Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 9/15/07                                    B3      $      500  $    532,500
           Fort James Corp.
            Notes
            6.234%, 3/15/01                                   Baa3             350       348,688
      (3)  Holmes Products Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 11/15/07                                    B3             300       310,500
           Jordan Industries, Inc.
            Series B, Sr. Notes
            10.375%, 8/1/07                                    N/R             750       776,250
           Playtex Products, Inc.
            Series B, Gtd. Sr. Notes
            8.875%, 7/15/04                                     B1             225       232,875
           Renaissance Cosmetics, Inc.
            Gtd. Sr. Notes
            11.75%, 2/15/04                                   Caa2             650       349,375
      (3)  Revlon Consumer Products, Inc.
            Sr. Sub. Notes
            8.625%, 2/1/08                                      B3             700       710,500
      (3)  Sealy Mattress Co.
            Gtd. Sr. Sub. Notes
            9.875%, 12/15/07                                    B3             200       212,000
      (2)  Town & Country Corp.
            Sr. Sub. Notes
            13.00%, 5/31/98                                     Ca             878       342,489
                                                                                    ------------
           GROUP TOTAL                                                                 5,143,302
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
ELECTRONICS (1.5%)
           Advanced Micro Devices, Inc.
            Sr. Secured Notes
            11.00%, 8/1/03                                     Ba1      $      850  $    909,500
           Celestica International, Inc.
            Yankee Gtd. Sr. Sub.
            Notes
            10.50%, 12/31/06                                    B2             600       654,750
      (3)  Flextronics
            International Ltd.
            Sr. Sub. Notes
            8.75%, 10/15/07                                     B2             200       201,000
           Unisys Corp.:
            Series B, Sr. Notes
            12.00%, 4/15/03                                     B1           1,000     1,132,500
            Sr. Notes:
            11.75%, 10/15/04                                    B1             225       260,438
            7.875%, 4/1/08                                      B1             250       251,250
           Viasystems, Inc.
            Sr. Sub. Notes:
            9.75%, 6/1/07                                       B3             400       419,000
      (3)   9.75%, 6/1/07                                       B3             150       157,125
      (3)  Zilog, Inc.
            Sr. Secured Notes
            9.50%, 3/1/05                                       B2             550       540,375
                                                                                    ------------
           GROUP TOTAL                                                                 4,525,938
                                                                                    ------------
--------------------------------------------------------------------
-------------
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
ENERGY (4.3%)
           Abraxas Petroleum Corp.
            Series B, Gtd. Sr. Notes
            11.50%, 11/1/04                                     B2      $    1,550  $  1,581,000
           Belden & Blake
            Energy Co.
            Series B, Gtd. Sr. Sub.
            Notes
            9.875%, 6/15/07                                    N/R             200       203,500
           Bellwether
            Exploration Co.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/07                                     B3           1,450     1,537,000
      (3)  Canadian Forest Oil Ltd.
            Gtd. Sr. Sub. Notes
            8.75%, 9/15/07                                      B2             450       459,000
           Cliffs Drilling Co.
            Series D, Gtd. Sr.
            Notes
            10.25%, 5/15/03                                     B1           1,100     1,190,750
           Dawson Production Services, Inc.
            Sr. Notes
            9.375%, 2/1/07                                      B1             150       154,312
           First Wave Marine, Inc.
            Gtd. Sr. Notes
            11.00%, 2/1/08                                      B3           1,000     1,037,500
      (3)  Giant Industries, Inc.
            Gtd. Sr. Sub. Notes
            9.00%, 9/1/07                                       B2             500       510,000
           H.S. Resources, Inc.:
            Gtd. Sr. Sub. Notes
            9.25%, 11/15/06                                     B2             600       615,000
            Sr. Sub. Notes
            9.875%, 12/1/03                                     B2             500       520,000
           KN Energy, Inc.
            Reset Put Securities
            6.30%, 3/1/21                                     Baa2           1,765     1,762,794
      (3)  Michael Petroleum Corp.
            Sr. Notes
            11.50%, 4/1/05                                      B3           1,000       992,500
           Noble Drilling Corp.
            Sr. Notes
            9.125%, 7/1/06                                    Baa2             100       110,625
           Parker Drilling Co.
            Series B, Gtd. Sr. Notes
            9.75%, 11/15/06                                     B1             300       321,000
           Plains Resources, Inc.
            Series B, Gtd. Sr. Sub.
            Notes
            10.25%, 3/15/06                                     B2             375       403,125
      (3)  Southwest Royalties, Inc.
            Gtd. Sr. Notes
            10.50%, 10/15/04                                    B3             500       445,000
      (3)  TransAmerican Energy Corp.
            Sr. Secured Notes
            11.50%, 6/15/02                                     B3             450       447,750
           Wiser Oil Co.
            Gtd. Sr. Sub. Notes
            9.50%, 5/15/07                                      B2             450       437,625
                                                                                    ------------
           GROUP TOTAL                                                                12,728,481
                                                                                    ------------
--------------------------------------------------------------------
-------------

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
ENTERTAINMENT (2.0%)
           American Skiing Co.
            Series B, Sr. Sub. Notes
            12.00%, 7/15/06                                     B3      $      425  $    477,062
           Bally Total Fitness
            Holding Corp.
            Series B, Sr. Sub. Notes
            9.875%, 10/15/07                                    B3             350       372,750
           Booth Creek Ski Holdings, Inc.
            Series B, Sr. Notes
            12.50%, 3/15/07                                   Caa1           1,000     1,032,500
           Cinemark U.S.A., Inc.
            Series D, Sr. Sub. Notes
            9.625%, 8/1/08                                     N/R             250       262,813
           Genmar Holdings, Inc.
            Series A, Sr. Sub. Notes
            13.50%, 7/15/01                                   Caa2             500       510,000
      (3)  Hollywood Theaters, Inc.
            Gtd. Sr. Sub. Notes
            10.625%, 8/1/07                                     B3             400       435,000
      (3)  Premier Cruises, Ltd.
            Sr. Notes
            11.00%, 3/15/08                                     B3             900       888,750
      (3)  Production Resource Group L.L.C./PRG Finance
            Group
            Gtd. Sr. Sub. Notes
            11.50%, 1/15/08                                   Caa2             750       739,688
           Time Warner Inc.
            Debentures
            6.85%, 1/15/26                                     Ba1           1,095     1,133,325
                                                                                    ------------
           GROUP TOTAL                                                                 5,851,888
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
FINANCIAL SERVICES (6.0%)
           AT&T Capital Corp.
            Series 4, Medium Term
            Notes:
            6.26%, 2/18/99                                    Baa3             290       290,461
            6.92%, 4/29/99                                    Baa3           1,100     1,108,360
            6.47%, 12/3/99                                    Baa3              60        59,965
           Associates Corp. of
            North America
            Sr. Debentures
            5.96%, 5/15/37                                     Aa3           1,215     1,222,594
           BellSouth Capital Funding Corp.
            Debentures
            6.04%, 11/15/26                                    Aa1           1,700     1,734,527
           Citicorp
            Sr. Notes
            5.625%, 2/15/01                                    Aa3           1,500     1,477,500
           GMAC
            Medium Term Notes
            6.90%, 6/6/00                                       A2           2,000     2,034,780
      (9)  General Electric Capital Corp.
            Remarketed Reset Notes
            6.29%, 12/15/07                                    Aaa           2,150     2,163,072
      (3)  Goldman Sachs Group L.P.
            Medium Term Notes
            6.20%, 2/15/01                                      A1           3,000     2,996,250
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
           Long Island Savings Bank F.S.B.
            Notes
            7.00%, 6/13/02                                    Baa3      $      770  $    783,475
           Olympic Financial, Ltd.
            Sr. Notes
            11.50%, 3/15/07                                     B2             475       475,000
   (3)(8)  PTC International Finance B.V.
            Gtd. Sr. Sub. Notes
            0.00%, 7/1/07                                      N/R             350       239,312
           Trans Financial Bank N.A.
            Notes
            6.48%, 10/23/98                                   Baa2           1,250     1,251,975
      (2)  Westfed Holdings
            Sr. Debentures
            15.50%, 9/15/99                                    N/R           1,750     1,750,000
                                                                                    ------------
           GROUP TOTAL                                                                17,587,271
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
FOOD & BEVERAGES (1.2%)
           AmeriServ Food Distribution, Inc.
            Gtd. Sr. Notes
            8.875%, 10/15/06                                    B1             650       669,500
           Archibald Candy Corp.
            Gtd. Sr. Secured Notes
            10.25%, 7/1/04                                      B2             550       585,750
           Eagle Family Foods
            Gtd. Sr. Sub. Notes
            8.75%, 1/15/08                                      B3             300       302,250
      (3)  Fleming Companies, Inc.
            Sr. Sub. Notes
            10.50%, 12/1/04                                     B3             500       531,250
           Fresh Del Monte Produce N.V.
            Series B, Yankee Sr.
            Notes
            10.00%, 5/1/03                                     Ba3             455       478,319
           International Home Foods, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 11/1/06                                    B2           1,000     1,110,000
                                                                                    ------------
           GROUP TOTAL                                                                 3,677,069
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
HEALTH CARE (3.0%)
      (9)  Health & Retirement
            Property Trust
            Remarketed Reset Notes
            6.141%, 7/9/98                                    Baa2           1,050     1,047,084
           ICON Health & Fitness, Inc.
            Series B, Sr. Sub. Notes
            13.00%, 7/15/02                                     B3             500       543,750
           Integrated Health Services, Inc.:
            Series A, Sr. Sub. Notes
            10.25%, 4/30/06                                     B2             400       436,000
      (3)   Sr. Sub. Notes
            9.25%, 1/15/08                                      B2             100       105,250
           Meditrust:
      (9)   Remarketed Reset Notes
            6.075%, 8/15/02                                   Baa3             550       549,643
            Conv. Debentures
            7.50%, 3/1/01                                     Baa3           3,000     3,069,990

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
           Merck & Co.
            Series B, Medium Term
            Notes
            5.76%, 5/3/37                                      Aaa      $    1,940  $  1,976,375
      (3)  PharMerica, Inc.
            Gtd. Sr. Sub. Notes
            8.375%, 4/1/08                                      B2             500       503,750
           Paracelsus Healthcare
            Sr. Sub. Notes
            10.00%, 8/15/06                                     B1             750       776,250
                                                                                    ------------
           GROUP TOTAL                                                                 9,008,092
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
INDUSTRIAL GOODS & MATERIALS (5.1%)
           AMTROL Acquisition Inc.
            Sr. Sub. Notes
            10.625%, 12/31/06                                   B3             400       413,500
           Atlantis Group, Inc.
            Sr. Notes
            11.00%, 2/15/03                                     B2             585       623,025
           CLARK Material Handling Co.
            Gtd. Sr. Notes
            10.75%, 11/15/06                                    B1             550       591,250
      (3)  Columbus McKinnon Corp.
            Sr. Sub. Notes
            8.50%, 4/1/08                                       B2             500       502,500
      (3)  Golden Ocean Group, Ltd.
            Units
            10.00%, 8/31/01                                     B3           2,064     1,581,540
           Haynes International, Inc.
            Sr. Notes
            11.625%, 9/1/04                                     B3             500       566,250
      (8)  IHF Holdings, Inc.
            Series B, Sr. Sec.
            Discount Notes
            0.00%, 11/15/04                                   Caa2           1,250     1,056,250
           Interlake Corp.
            Sr. Sub. Debentures
            12.125%, 3/1/02                                     B3           1,000     1,030,000
           International Knife & Saw, Inc.
            Sr. Sub. Notes
            11.375%, 11/15/06                                   B3             750       819,375
           MVE, Inc.
            Sr. Secured Debentures
            12.50%, 2/15/02                                     B3             850       864,875
           Motors & Gears, Inc.
            Series B, Sr. Notes
            10.75%, 11/15/06                                    B3           1,500     1,633,125
           Neenah Corp.
            Series B, Sr. Sub. Notes
            11.125%, 5/1/07                                     B3             500       553,750
      (3)  Paragon Corporate Holdings, Inc.
            Gtd. Sr. Notes
            9.625%, 4/1/08                                      B3           1,000       995,000
           Park-Ohio Industries, Inc.
            Sr. Sub. Notes
            9.25%, 12/1/07                                      B2             400       421,000
           SRI Receivables Purchase Co., Inc.
            Series B, Notes
            12.50%, 12/15/00                                   N/R           1,500     1,560,000
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
           Seagate Technology, Inc.
            Sr. Debentures
            7.45%, 3/1/37                                     Baa3      $      700  $    687,750
           Specialty Equipment Companies, Inc.
            Sr. Sub. Notes
            11.375%, 12/1/03                                    B3           1,000     1,082,500
                                                                                    ------------
           GROUP TOTAL                                                                14,981,690
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
METALS & MINING (3.1%)
           AK Steel Corp.
            Gtd. Sr. Notes
            10.75%, 4/1/04                                     Ba2           1,200     1,290,000
           Algoma Steel, Inc.
            Yankee First Mortgage
            Notes
            12.375%, 7/15/05                                    B1             450       535,500
           Bayou Steel Corp.
            First Mortgage Notes
            10.25%, 3/1/01                                      B2             400       412,000
           Gulf States Steel, Inc.
            First Mortgage Notes
            13.50%, 4/15/03                                     B1           1,200     1,239,000
           Kaiser Aluminum & Chemical Corp.
            Series D, Sr. Notes
            10.875%, 10/15/06                                   B1             875       951,562
      (3)  Metallurg, Inc.
            Gtd. Sr. Notes
            11.00%, 12/1/07                                     B3             650       682,500
           Republic Engineered Steel, Inc.
            First Mortgage Bonds
            9.875%, 12/15/01                                  Caa1             985       994,850
           Sheffield Steel Corp.
            Series B, First Mortgage Notes
            11.50%, 12/1/05                                    N/R             750       780,000
           WCI Steel, Inc.
            Series B, Sr. Secured Notes
            10.00%, 12/1/04                                     B2             725       764,875
           Weirton Steel Corp.
            Sr. Notes
            11.375%, 7/1/04                                     B2             625       675,000
      (3)  Wheeling-Pittsburgh Corp.
            Sr. Notes
            9.25%, 11/15/07                                     B2             750       761,250
                                                                                    ------------
           GROUP TOTAL                                                                 9,086,537
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
PACKAGING/CONTAINERS (1.3%)
      (3)  AEP Industries, Inc.
            Sr. Sub. Notes
            9.875%, 11/15/07                                    B2             250       265,937
           BPC Holding Corp.
            Series B, Sr. Secured
            Notes
            12.50%, 6/15/06                                   Caa3             950     1,047,375
           Container Corp. of America
            Gtd. Sr. Notes
            9.75%, 4/1/03                                       B1             500       536,875

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
      (8)  Crown Packaging Enterprises Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 8/1/06                                       Ca      $    1,950  $     19,500
           Four M Corp.
            Series B, Sr. Secured
            Notes
            12.00%, 6/1/06                                      B3             500       531,875
           Gaylord Container Corp.
            Series B, Sr. Notes
            9.75%, 6/15/07                                      B3             700       719,250
      (3)  Radnor Holdings, Inc.
            Series B, Sr. Notes
            10.00%, 12/1/03                                     B2             250       263,125
           Stone Container Finance Co.
            Yankee Gtd. Sr. Notes
            11.50%, 8/15/06                                     B2             530       555,838
                                                                                    ------------
           GROUP TOTAL                                                                 3,939,775
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
PAPER & FOREST PRODUCTS (1.3%)
      (3)  Ainsworth Lumber Co. Ltd.
            Yankee Sr. Secured Notes
            12.50%, 7/15/07                                     B3             500       513,750
           Crown Paper Co.
            Sr. Sub. Notes
            11.00%, 9/1/05                                      B3             550       588,500
           Mail-Well Corp.
            Sr. Sub. Notes
            10.50%, 2/15/04                                     B1           1,500     1,612,500
           Malette, Inc.
            Yankee Sr. Secured
            Debentures
            12.25%, 7/15/04                                    Ba3             180       201,600
           QUNO Corp.
            Yankee Sr. Notes
            9.125%, 5/15/05                                   Baa3             315       328,781
           Repap New Brunswick, Inc.
            Sr. Secured Debentures
            10.625%, 4/15/05                                  Caa1             700       707,000
                                                                                    ------------
           GROUP TOTAL                                                                 3,952,131
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
PUBLISHING & INFORMATION SERVICES (1.3%)
      (3)  Ampex Corp.
            Sr. Notes
            12.00%, 3/15/03                                    N/R             750       750,000
           Belo (A.H.) Corp.
            Sr. Notes
            6.875%, 6/1/02                                    Baa2             750       765,937
      (8)  InterAct Systems, Inc.
            Sr. Discount Notes
            0.00%, 8/1/03                                      N/R             750       298,125
           Lamar Advertising Co.
            Gtd. Sr. Sub. Notes
            9.625%, 12/1/06                                     B1             250       271,875
   (3)(8)  Liberty Group Publishing, Inc.
            Sr. Discount Debentures
            0.00%, 2/1/09                                     Caa1             600       360,750
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
      (3)  Mentus Media Corp.
            Units
            12.00%, 2/1/03                                     N/R      $    1,350  $  1,353,375
                                                                                    ------------
           GROUP TOTAL                                                                 3,800,062
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
REAL ESTATE (0.2%)
      (9)  Camden Property Trust
            Remarketed Reset Notes
            5.945%, 5/9/02                                    Baa3             660       660,086
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
RESTAURANTS, HOTELS & GAMING (6.2%)
      (3)  American Restaurant Group, Inc.
            Gtd. Sr. Secured Notes
            11.50%, 2/15/03                                     B3             750       774,375
      (3)  Bluegreen Corp.
            Sr. Secured Notes
            10.50%, 4/1/08                                      B3           1,000     1,002,500
           Boyd Gaming Corp.
            Sr. Sub. Notes
            9.50%, 7/15/07                                      B1             150       160,500
      (2)  Capital Gaming
            International, Inc.
            Promissory Notes
            10.125%, 8/1/95                                    N/R               1            63
           CapStar Hotel Co.
            Sr. Sub. Notes
            8.75%, 8/15/07                                      B1             375       389,063
           Casino America, Inc.
            Gtd. Sr. Notes
            12.50%, 8/1/03                                      B1           1,400     1,561,000
           Casino Magic of Louisiana, Corp.
            Series B, Gtd.
            First Mortgage Notes
            13.00%, 8/15/03                                     B3           1,900     2,208,750
           Colorado Gaming & Entertainment, Co.
            Gtd. Sr. Notes
            12.00%, 6/1/03                                     N/R           1,480     1,596,949
           Elsinore Corp.
            Second Mortgage Notes
            13.50%, 8/20/01                                    N/R             790       790,000
           Empress River Casino Finance Corp.
            Gtd. Sr. Notes
            10.75%, 4/1/02                                     Ba3             500       545,625
           Friendly Ice Cream Corp.
            Gtd. Sr. Notes
            10.50%, 12/1/07                                     B1             500       528,750
           HMC Acquisition
            Properties,
            Series B, Gtd. Sr. Notes
            9.00%, 12/15/07                                    Ba3             450       472,500
      (3)  Hollywood Park, Inc.
            Sr. Sub. Notes
            9.50%, 8/1/07                                       B2             675       705,375
           Horseshoe Gaming L.L.C.:
            Series B, Gtd. Sr. Notes
            12.75%, 9/30/00                                     B1             750       833,438
      (3)   Series B, Sr. Sub. Notes
            9.375%, 6/15/07                                     B3           1,500     1,616,250

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
           Majestic Star
            Casino L.L.C.
            Sr. Exchange
            Secured Notes
            12.75%, 5/15/03                                     B2      $      200  $    216,500
           Mohegan Tribal Gaming Authority
            Series B, Sr. Secured
            Notes
            13.50%, 11/15/02                                   Ba1             900     1,162,125
           Prime Hospitality Corp.
            Secured First Mortgage
            Notes
            9.25%, 1/15/06                                     Ba2             975     1,035,937
           Red Roof Inns, Inc.
            Sr. Exchange Notes
            9.625%, 12/15/03                                    B2             700       724,500
           Santa Fe Hotel, Inc.
            Gtd. First Mortgage
            Notes
            11.00%, 12/15/00                                  Caa2             354       350,902
           Waterford Gaming L.L.C./ Waterford Gaming
            Finance Corp.
            Sr. Notes
            12.75%, 11/15/03                                   N/R           1,514     1,674,862
                                                                                    ------------
           GROUP TOTAL                                                                18,349,964
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
RETAIL (2.3%)
           Brylane L.P.
            Gtd. Sr. Sub. Notes
            10.00%, 9/1/03                                      B1             500       530,000
      (3)  County Seat Stores, Inc.
            Units
            12.75%, 11/1/04                                    N/R           1,100     1,113,750
           Dairy Mart Convenience Stores, Inc.
            Sr. Sub. Notes
            10.25%, 3/15/04                                     B3             275       274,312
      (3)  Frank's Nursery & Crafts, Inc.
            Sr. Sub. Notes
            10.25%, 3/1/08                                      B3             500       501,250
           Great American Cookie Co.
            Series B, Sr. Secured
            Debentures
            10.875%, 1/15/01                                    B3           1,250     1,293,750
           Jitney-Jungle Stores of America, Inc.:
            Gtd. Sr. Notes
            12.00%, 3/1/06                                      B2             250       285,000
            Gtd. Sr. Sub. Notes
            10.375%, 9/15/07                                   N/R             500       520,000
           K Mart Corp.
            Debentures
            7.75%, 10/1/12                                     Ba2           1,175     1,176,469
      (3)  Mrs. Field's Original Cookies
            Gtd. Sr. Notes
            10.125%, 12/1/04                                    B2             300       300,000
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
      (3)  Pantry, Inc.
            Sr. Sub. Notes
            10.25%, 10/15/07                                    B3      $      650  $    672,750
                                                                                    ------------
           GROUP TOTAL                                                                 6,667,281
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
TELECOMMUNICATIONS (13.2%)
           Advanced Radio Telecommunications Corp.
            Sr. Notes
            14.00%, 2/15/07                                   Caa2             900       993,375
      (8)  American Communications Services, Inc.
            Sr. Discount Notes
            0.00%, 11/1/05                                     N/R           1,700     1,453,500
      (8)  COLT Telecom Group plc
            Yankee Units
            0.00%, 12/15/06                                    N/R             400       352,000
      (3)  Concentric Network Corp.
            Units
            12.75%, 12/15/07                                   N/R             750       862,500
      (3)  Convergent Communications, Inc.
            Units
            13.00%, 4/1/08                                     N/R           1,250     1,256,250
   (3)(8)  DTI Holdings, Inc.
            Units
            0.00%, 3/1/08                                      N/R           3,350     1,968,125
      (8)  EchoStar Satellite
            Broadcasting Corp.
            Sr. Secured Discount
            Notes
            0.00%, 3/15/04                                      B3             750       687,188
           Fox/Liberty Networks L.L.C.
            Sr. Notes
            8.875%, 8/15/07                                     B1             500       520,000
   (3)(8)  GST Telecommunications, Inc.
            Conv. Sr. Sub. Discount
            Notes
            0.00%, 12/15/05                                    N/R             200       158,500
      (8)  GST USA, Inc.
            Gtd. Sr. Discount Notes
            0.00%, 12/15/05                                    N/R           1,800     1,500,750
           Geotek Communications, Inc.
            Conv. Sr. Sub. Notes
            12.00%, 12/15/01                                  Caa2           1,100       627,000
      (3)  Globalstar, L.P./Globalstar Capital Corp.
            Sr. Notes:
            10.75%, 11/1/04                                     B3           1,000     1,030,000
            11.25%, 6/15/04                                     B3             500       525,000
      (8)  Hyperion Telecommunications, Inc.
            Series B, Sr. Discount Notes
            0.00%, 4/15/03                                      B3             350       269,938
      (8)  ICG Holdings, Inc.:
            Gtd. Sr. Discount Notes
            0.00%, 9/15/05                                     N/R             650       554,125

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
            Gtd. Sr. Exchange
            Discount Notes:
            0.00%, 5/1/06                                      N/R      $      600  $    480,000
            0.00%, 3/15/07                                     N/R           2,000     1,412,500
   (3)(8)   Sr. Discount Notes
            0.00%, 2/15/08                                     N/R             750       481,875
           ITC DeltaCom, Inc.
            Sr. Notes
            11.00%, 6/1/07                                      B2             400       452,000
           Intermedia Communications, Inc.
            Series B, Sr. Notes
            8.875%, 11/1/07                                     B2             200       214,000
           Iridium LLC/Iridium Capital Corp.
            Series B, Sr. Notes
            14.00%, 7/15/05                                     B3             500       580,625
           Jordan Telecommunications Products, Inc.
            Series B, Sr. Discount
            Notes
            0.00%, 8/1/07                                      N/R             625       530,469
      (8)  McCaw International Ltd.
            Sr. Discount Notes
            0.00%, 4/15/07                                    Caa1           1,000       665,000
           McLeod USA, Inc.:
      (8)   Sr. Discount Notes
            0.00%, 3/1/07                                       B2             400       306,500
      (3)   Sr. Notes
            9.25%, 7/15/07                                      B2             400       428,500
   (3)(8)  MetroNet Communications Corp.
            Sr. Discount Notes
            0.00%, 11/1/07                                      B3           1,100       721,875
      (8)  Microcell Telecommunications, Inc.
            Series B, Yankee Sr.
            Discount Notes
            0.00%, 6/1/06                                       B3             400       297,500
           NEXTLINK Communications, Inc.
            Sr. Notes
            12.50%, 4/15/06                                     B3             350       404,687
   (3)(8)  Nextel Communications, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                                      B2           1,700     1,088,000
           Orion Network Systems, Inc.
            Gtd. Sr. Notes
            11.25%, 1/15/07                                     B2             500       578,750
      (8)  Pagemart Nationwide, Inc.
            Sr. Discount Notes
            0.00%, 2/1/05                                       B3           1,750     1,548,750
      (3)  Petersburg Long Distance, Inc.:
            Conv. Sub. Notes
            9.00%, 6/1/06                                      N/R             230       284,050
      (8)   Units
            0.00%, 6/1/04                                      N/R           1,610     1,529,500
   (3)(8)  Pinnacle Holdings Inc.
            Sr. Discount Notes
            0.00%, 3/15/08                                     N/R             900       563,625
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
      (8)  PriCellular Wireless Corp.:
            Discount Notes
            0.00%, 10/1/03                                      B3      $      650  $    695,500
      (3)   Sr. Notes
            10.75%, 11/1/04                                     B1             250       281,250
   (3)(8)  Price Communications Corp./Price
            Communications Cellular Holdings, Inc.
            Series B, Gtd. Sr. Notes
            0.00%, 8/1/07                                     Caa1           1,150       803,562
   (3)(8)  Qwest Communications International, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                                     B2             600       441,000
   (3)(8)  RCN Corp.
            Sr. Discount Notes
            0.00%, 2/15/08                                      B3           1,000       628,750
      (3)  RSL Communications PLC
            Gtd. Sr. Notes
            9.125%, 3/1/08                                      B3             250       252,812
           Rogers Cablesystems Ltd.
            Series B, Yankee Sr.
            Secured 2nd Priority
            Notes
            10.00%, 3/15/05                                    Ba3             300       332,250
           Rogers Cantel, Inc.
            Yankee Sr. Secured
            Debentures
            9.375%, 6/1/08                                     Ba3             350       370,125
           Sprint Spectrum L.P./ Sprint Spectrum Finance
            Corp.
            Sr. Notes
            11.00%, 8/15/06                                     B2           1,400     1,617,000
      (3)  Star Choice Communications Inc.
            Units
            13.00%, 12/15/05                                    B3             500       522,500
      (3)  TCI Satellite Entertainment, Inc.:
            Sr. Sub. Discount Notes
            0.00%, 2/15/07                                    Caa1             250       180,000
            Sr. Sub. Notes
            10.875%, 2/15/07                                  Caa1             700       747,250
      (3)  Talton Holdings, Inc.
            Gtd. Sr. Notes
            11.00%, 6/30/07                                     B2             500       551,250
           Teleport Communications Group, Inc.:
            Sr. Notes
            9.875%, 7/1/06                                    Baa3             750       856,875
      (8)   Sr. Discount Notes
            0.00%, 7/1/07                                     Baa3           1,150       991,875
           Teligent, Inc.
            Sr. Notes
            11.50%, 12/1/07                                   Caa1             750       791,250
           UNIFI Communications, Inc.
            Sr. Notes
            14.00%, 3/1/04                                     N/R           1,000       668,750
   (3)(8)  USN Communications Inc.
            Units
            0.00%, 8/15/04                                    Caa1             760       623,200

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
           Western Wireless Corp.
            Sr. Sub. Notes
            10.50%, 2/1/07                                      B3      $      350  $    384,563
      (8)  WinStar Communications, Inc.
            Sr. Discount Notes
            0.00%, 10/15/05                                   Caa1           2,100     1,758,750
                                                                                    ------------
           GROUP TOTAL                                                                38,824,969
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
TEXTILES/APPAREL (0.6%)
           Maxim Group, Inc.
            Series B, Gtd. Sr. Sub. Notes
            9.25%, 10/15/07                                     B2             700       709,625
           Pillowtex Corp.
            Gtd. Sr. Sub. Notes
            10.00%, 11/15/06                                    B2             500       546,875
           William Carter Co.
            Series A, Sr. Sub. Notes
            10.375%, 12/1/06                                    B3             500       536,250
                                                                                    ------------
           GROUP TOTAL                                                                 1,792,750
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
TRANSPORTATION (3.0%)
      (3)  AirTran Airlines, Inc.
            Gtd. Sr. Notes
            10.50%, 4/15/01                                     B2           1,000       983,750
           CHC Helicopter Corp.
            Yankee Sr. Sub. Notes
            11.50%, 7/15/02                                     B3             750       804,375
      (3)  Ermis Maritime Holdings, Ltd.
            Units
            12.50%, 3/15/06                                     B3             915       923,006
           Norfolk Southern Corp.
            Notes:
            7.875%, 2/15/04                                   Baa1             700       748,125
            7.05%, 5/1/37                                     Baa1             825       873,469
      (3)  Pegasus Shipping Ltd.
            Gtd. Sr. Mortgage Notes
            11.875%, 11/15/04                                 Caa1             300       302,250
      (3)  Trans World Airlines, Inc.
            Sr. Notes
            11.375%, 3/1/06                                   Caa1           1,000     1,010,000
           USAir, Inc.
            Gtd. Sr. Notes
            10.00%, 7/1/03                                      B3           1,500     1,588,125
      (3)  Ultrapetrol (Bahamas) Ltd.
            Gtd. First Preferred Ship Mortgage Notes
            10.50%, 4/1/08                                      B1           1,750     1,754,375
                                                                                    ------------
           GROUP TOTAL                                                                 8,987,475
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
WASTE MANAGEMENT (0.3%)
           Allied Waste North America, Inc.:
            Gtd. Sr. Sub. Notes
            10.25%, 12/1/06                                     B2             550       612,562
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------

      (8)   Sr. Discount Notes
            0.00%, 6/1/07                                       B3      $      200  $    145,750
                                                                                    ------------
           GROUP TOTAL                                                                   758,312
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $210,463,872)                                                                218,832,466
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
MUNICIPAL SECURITIES (0.7%)
--------------------------------------------------------------------
           New Jersey Economic Development Authority
            Series B, Revenue Bonds:
            Zero Coupon, 2/15/03                               Aaa           1,605     1,201,439
            Zero Coupon, 2/15/07                               Aaa           1,280       739,776
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
TOTAL MUNICIPAL SECURITIES
  (Cost $1,856,111)                                                                    1,941,215
                                                                                    ------------
--------------------------------------------------------------------
-------------
GOVERNMENT & AGENCY SECURITIES (9.0%)
--------------------------------------------------------------------------------
-------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.9%)
           15-Year TBA
            6.00%, 4/1/13                                      Aaa           1,400     1,378,552
           REMIC-PAC
            Series 1660, Class E
            6.00%, 1/15/07                                     Aaa           1,370     1,367,849
           Various Pools:
            8.50%, 5/1/17                                      Aaa              24        25,793
            8.50%, 7/1/21                                      Aaa              11        11,209
                                                                                    ------------
           GROUP TOTAL                                                                 2,783,403
                                                                                    ------------
--------------------------------------------------------------------
-------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.3%)
           15-Year TBA
            5.50%, 4/1/13                                      Aaa           1,350     1,301,484
           30-Year TBA
            6.50%, 5/1/28                                      Aaa           3,050     3,015,687
           REMIC-PAC
            Series 1989-23, Class D
            10.20%, 9/25/18                                    Aaa           1,563     1,619,360
           STRIPS, Series H, Class 2
            11.50%, 5/1/09                                     Aaa             845       950,839
                                                                                    ------------
           GROUP TOTAL                                                                 6,887,370
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
           Various Pools:
            10.50%, 9/15/15-8/15/16                            Aaa             215       238,820
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
TENNESSEE VALLEY AUTHORITY (0.3%)
           Power Bonds, 1996
            Series A
            5.88%, 4/1/36                                      Aaa             840       859,950
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
UNITED STATES DEPARTMENT OF VETERANS AFFAIRS (0.2%)
           Vendee Mortgage Trust
            REMIC
            Series 1994-2, Class 3F
            6.50%, 10/15/15                                    N/R             439       436,116
                                                                                    ------------
--------------------------------------------------------------------
-------------

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
UNITED STATES TREASURY BOND (0.3%)
            6.875%, 8/15/25                                    Aaa      $      750  $    836,483
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
UNITED STATES TREASURY NOTES (4.9%)
            6.25%, 6/30/02                                     Aaa           3,285     3,354,806
            7.875%, 11/15/04                                   Aaa           4,970     5,552,435
            7.75%, 11/30/99                                    Aaa           5,475     5,658,905
                                                                                    ------------
           GROUP TOTAL                                                                14,566,146
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $26,605,545)                                                                  26,608,288
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.0%)
--------------------------------------------------------------------
-------------
           Asset Securitization Corp.:
            Series 1997-D5:
            Class A1C
            6.75%, 2/14/41                                     Aaa             330       338,610
            Class A1D
            6.85%, 2/14/41                                     Aaa             650       671,632
            Series 1996-MD6,
            Class A6
            7.28%, 11/13/26                                   Baa2             420       434,108
           DLJ Commercial Mortgage Corp.
            Series 1998-CF1,
            Class A1B
            6.41%, 2/15/08                                     Aaa             800       791,048
           Drexel, Burnham & Lambert Trust
            REMIC-PAC, Series S,
            Class 2
            9.00%, 8/1/18                                      Aaa           4,123     4,125,276
           Fleetwood Credit Corp.
            Grantor Trust
            Series 1997-B, Class A
            6.40%, 5/15/13                                     Aaa             868       874,065
           Kidder Peabody Acceptance Corp.
            Series 1994-C1
            Class C1 B
            6.85%, 2/1/06                                      N/R             910       921,948
           LB Commercial Conduit Mortgage Trust
            Series 1998-C1,
            Class A3
            6.48%, 1/18/08                                     Aaa             650       654,602
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $9,065,606)                                                                    8,811,289
                                                                                    ------------
--------------------------------------------------------------------------------
-------------
ASSET BACKED OBLIGATIONS (2.5%)
--------------------------------------------------------------------
-------------
           Capita Equipment
            Receivables Trust,
            Series 1996-1 Class A3
            6.11%, 7/15/99                                     Aaa           1,250     1,252,050
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings       (000)        Value
--------------------------------------------------------------------
-------------
           Constellation Finance L.L.C.
            Airline Receivable
            Asset Backed Notes
            Series 1997-1
            9.80%, 12/14/02                                    N/R      $      250  $    253,750
           Contimortgage Home Equity Loan Trust
            Series 1998-1,
            Class A5
            6.43%, 4/15/16                                     Aaa             360       361,069
           Green Tree Financial Corp.
            Manufactured Housing
            Installment Sale
            Contracts:
            Series 1997-3, Class A3
            6.73%, 7/15/28                                     Aaa           1,310     1,322,681
            Series 1993-4, Class B1
            7.20%, 1/15/19                                    Baa3           2,000     1,998,120
           Green Tree Recreational,
            Equipment & Consumer
            Trust, Consumer Products & Equipment Retail
            Installment Sale Contracts,
            Series 1997-C, Class A-1
            6.49%, 2/15/18                                     N/R             950       958,075
           Nationscredit Grantor
            Trust, Boat Retail
            Installment Sale
            Contracts,
            Series 1996-1, Class A
            5.85%, 9/15/11                                     Aaa             749       740,465
           Southern Pacific Secured Assets Corp.
            Home Equity Loans
            Series 1998- 1,
            Class A2
            6.27%, 3/25/28                                     Aaa             550       549,926
                                                                                    ------------
--------------------------------------------------------------------
-------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $7,253,657)                                                                    7,436,136
                                                                                    ------------
--------------------------------------------------------------------
-------------

                                                                          Shares/
                                                                           Units
--------------------------------------------------------------------------------
----------------
COMMON STOCKS (1.2%)
--------------------------------------------------------------------------------
----------------
BROADCASTING (0.0%)
      (1)  Pegasus Communications Corp.                                        564        12,972
                                                                                    ------------
--------------------------------------------------------------------
-------------
CABLE (0.0%)
      (1)  OpTel, Inc.                                                         500             5
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
      (1)  Coinstar, Inc.                                                   11,887       107,726
                                                                                    ------------
--------------------------------------------------------------------
-------------
FINANCIAL SERVICES (0.0%)
   (1)(5)  Westfed Holdings, Inc.
            Class B (acquired 9/20/88, $127)                                12,670             0
                                                                                    ------------
--------------------------------------------------------------------
-------------

                                                                          Shares/
                                                                           Units       Value
--------------------------------------------------------------------
-------------
FOOD & BEVERAGES (0.8%)
   (1)(5)  Dr. Pepper Bottling Holdings, Inc.
            Class A (acquired 2/25/97, cost $1,181,250)                     75,000  $  2,212,500
   (1)(3)  Specialty Foods Corp.                                            30,000         3,000
                                                                                    ------------
           GROUP TOTAL                                                                 2,215,500
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
INDUSTRIAL GOODS & MATERIALS (0.1%)
(1)(5)(7)  CIC I Acquisition Corp.
            (acquired 10/18/89, cost $1,076,715)                             2,944       200,192
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
METALS & MINING (0.0%)
           Sheffield Steel Corp.                                             6,250        15,313
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
PACKAGING/CONTAINERS (0.0%)
      (1)  Crown Packaging Enterprises Ltd.                                253,500         2,535
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
PAPER & FOREST PRODUCTS (0.1%)
      (1)  Mail-Well, Inc.                                                  10,653       403,482
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (1)  Casino America, Inc.                                             14,947        42,039
      (1)  Colorado Gaming & Entertainment, Co.                             26,465       109,168
      (1)  Elsinore Corp.                                                   86,539       135,217
      (1)  Motels of America, Inc.                                             500         8,500
                                                                                    ------------
           GROUP TOTAL                                                                   294,924
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
RETAIL (0.0%)
   (1)(5)  Jewel Recovery L.P.
            (acquired 7/30/93, cost $0)                                     49,559             0
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
TELECOMMUNICATIONS (0.1%)
           Intermedia Communications, Inc.                                     311        24,763
      (1)  Nextel Communications, Inc.
            Class A                                                          4,957       166,989
      (1)  Pagemart Nationwide, Inc.                                         7,000        63,000
                                                                                    ------------
           GROUP TOTAL                                                                   254,752
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
TOTAL COMMON STOCKS
  (Cost $3,275,566)                                                                    3,507,401
                                                                                    ------------
--------------------------------------------------------------------
-------------
PREFERRED STOCKS (4.1%)
--------------------------------------------------------------------------------
----------------
AEROSPACE/DEFENSE (0.4%)
      (1)  GPA Group plc
            7% Second Preference Cum. Conv.                              2,125,000     1,200,625
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
BROADCASTING (1.1%)
      (1)  Pegasus Communications Corp.:
            Units                                                              250       293,125
            12.75% Cum. Exchangeable,
            Series A                                                            31        35,078
      (1)  Source Media, Inc.
            13.5% Units                                                     55,000     1,361,250
                                                                          Shares/
                                                                           Units       Value
--------------------------------------------------------------------
-------------

           Spanish Broadcasting System, Inc.
            14.25% Cum. Exchangeable                                        16,114  $  1,691,970
                                                                                    ------------
           GROUP TOTAL                                                                 3,381,423
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
CABLE (0.7%)
      (3)  Adelphia Communications Corp.
            13% Cum. Exchangeable, Series B                                  5,000       590,000
      (1)  DIVA Systems Corp.
            Series D                                                        56,913       651,085
      (1)  NTL, Inc.
            13% Exchangeable                                                     1           643
   (1)(3)  Nextel Communications, Inc.
            13% Exchangeable, Series D                                         850       960,500
                                                                                    ------------
           GROUP TOTAL                                                                 2,202,228
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
           Renaissance Cosmetics, Inc.
            14% Cumulative                                                     366        36,600
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
INDUSTRIAL GOODS & MATERIALS (0.1%)
   (1)(3)  International Utility Structures Inc.
            Units                                                              150       157,500
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(7)  West Fed Holdings, Inc.
            Class A (acquired 9/20/88-6/18/93, cost $3,611,992)             42,759        42,759
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
PAPER & FOREST PRODUCTS (0.4%)
      (1)  SD Warren Co.
            14% Cum. Exchangeable, Series B                                 21,459     1,062,220
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
PUBLISHING & INFORMATION SERVICES (0.4%)
      (1)  Liberty Group Publishing, Inc.
            14.75% Cum. Exchangeable                                        22,000       555,500
           Primedia, Inc.
            10% Cum. Exchangeable, Series D                                  5,000       515,000
                                                                                    ------------
           GROUP TOTAL                                                                 1,070,500
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (1)  AmeriKing, Inc.
            13% Cum. Exchangeable                                           17,045       460,215
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
TELECOMMUNICATIONS (0.9%)
      (3)  Intermedia Communications, Inc.:
      (1)   7% Jr. Convertible, Series E                                    44,000     1,556,500
            13.5% Exchangeable, Series B                                     2,785       342,506
           NEXTLINK Communications, Inc.
            14% Cum. Exchangeable                                           10,904       681,500
                                                                                    ------------
           GROUP TOTAL                                                                 2,580,506
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
TOTAL PREFERRED STOCKS
  (Cost $13,842,494)                                                                  12,194,576
                                                                                    ------------
--------------------------------------------------------------------
-------------

                                                                          Shares/
                                                                           Units       Value
--------------------------------------------------------------------
-------------
RIGHTS (0.1%)
--------------------------------------------------------------------
      (1)  Terex Corp.,
            expiring 5/15/02 (Cost $0)                                       6,000  $    120,000
                                                                                    ------------
--------------------------------------------------------------------
-------------
WARRANTS (0.8%)
--------------------------------------------------------------------
      (1)  Advanced Radio
            Telecommunications Corp.,
            expiring 2/15/07                                                13,500       289,170
      (1)  American Communications Services, Inc.
            expiring 11/1/05                                                 2,000       220,000
      (1)  American Telecasting, Inc.
            expiring 6/23/99                                                   525             0
      (1)  Ampex Corp.
            expiring 3/15/03                                                25,500        44,625
      (1)  Australis Holdings Pty Ltd.
            expiring 10/30/01                                                2,250            15
      (1)  Boomtown, Inc.
            expiring 11/1/98                                                   500             5
      (1)  CHC Helicopter Corp.
            expiring 12/15/00                                                6,000        18,000
      (1)  Capital Gaming International, Inc.
            expiring 2/1/99                                                  5,704             0
      (1)  Casino America, Inc.
            expiring 5/3/01                                                  2,646            26
      (1)  Cellular Communications International, Inc.
            expiring 8/15/03                                                 2,000        50,000
      (1)  CHI Energy, Inc.:
            Series B,
            expiring 11/8/03                                                 7,578        18,195
            Series C,
            expiring 11/8/05                                                 4,919        11,811
      (1)  Consolidated Hydro, Inc.
            expiring 12/31/03                                                5,400             0
      (1)  County Seat Stores, Inc.
            expiring 10/15/98                                                1,520            15
      (1)  Crown Packaging Holdings, Ltd.
            expiring 11/1/03                                                 2,000         1,000
      (1)  DIVA Systems Corp.
            expiring 5/15/06                                                 1,925       442,750
      (1)  Dairy Mart Convenience Stores, Inc.:
            expiring 12/1/01                                                11,665         5,832
            expiring 5/13/98                                                     1             1
      (1)  Elsinore Corp.
            expiring 10/8/98                                                79,941             0
      (1)  Great American Cookie Co.
            expiring 1/30/00                                                   225         2,250
      (1)  Hemmeter Enterprises, Inc.
            expiring 12/15/99                                                9,000             0
      (1)  IHF Capital, Inc.
            expiring 11/14/99                                                  500        27,500
      (1)  In-Flight Phone Corp.
            expiring 8/31/02                                                 1,000             0
      (1)  IntelCom Group, Inc.
            expiring 9/1/05                                                  2,145        53,625
      (1)  Interact Systems, Inc.
            expiring 8/1/03                                                    750             0
      (1)  McCaw International Ltd.
            expiring 4/15/07                                                 1,000         5,000
                                                                          Shares/
                                                                           Units       Value
--------------------------------------------------------------------
-------------
      (1)  Microcell Telecommunications
            expiring 12/31/97                                                1,600  $     30,480
      (1)  NEXTLINK Communications, Inc.
            expiring 2/1/09                                                  9,500             0
      (1)  Nextel Communications, Inc.
            expiring 4/25/99                                                   750         2,167
      (1)  Orion Network Systems, Inc.
            expiring 1/15/07                                                   500         7,000
      (1)  Price Communications Corp.
            expiring 8/1/07                                                  3,956        39,560
      (1)  Purity Supreme
            expiring 8/1/97                                                  5,198             0
      (1)  Renaissance Cosmetics, Inc.:
            expiring 4/3/01                                                    300             3
            expiring 8/31/06                                                 3,000         3,000
      (1)  SD Warren Co.
            expiring 12/15/06                                               12,000        60,000
      (1)  Spanish Broadcasting Systems:
            expiring 6/29/99                                                 1,500       525,000
            expiring 6/30/99                                                 1,500       300,000
      (1)  UNIFI Communications, Inc.
            expiring 3/1/07                                                  1,000        15,000
      (1)  USN Communications, Inc.
            expiring 10/15/04                                                7,600       186,200
      (1)  United International Holdings
            expiring 11/15/99                                                2,950        35,400
      (1)  Wright Medical Technology
            expiring 6/30/03                                                   618        61,765
--------------------------------------------------------------------------------
----------------
TOTAL WARRANTS
  (Cost $1,899,100)                                                                    2,455,395
                                                                                    ------------
--------------------------------------------------------------------
-------------
                                                                                        Face
                                                                          Moody's      Amount
                                                                          Ratings      (000)
--------------------------------------------------------------------------------
----------------
SHORT-TERM INVESTMENTS (3.3%)
--------------------------------------------------------------------
           Federal Home Loan Bank
            Discount Note
            Zero Coupon, 4/1/98
            (Cost $9,743,000)                                  N/R       $   9,743     9,743,000
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
TOTAL DOMESTIC SECURITIES
  (Cost $284,004,951)                                                                291,649,766
                                                                                    ------------
--------------------------------------------------------------------
-------------
FOREIGN SECURITIES (2.8%)
--------------------------------------------------------------------------------
----------------
CORPORATE OBLIGATIONS (2.1%)
--------------------------------------------------------------------
FINLAND (0.2%)
           Okobank
            Perpetual Medium Term
            Notes
            6.188%                                              A3        USD  530       520,725
                                                                                    ------------
--------------------------------------------------------------------
-------------

                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)       Value
--------------------------------------------------------------------
-------------
FRANCE (0.6%)
      (9)  Credit Lyonnais
            Perpetual Sub. Notes
            6.75%                                             Baa2        USD  660  $    641,850
           L'Auxiliare du Credit
            Foncier de France:
            Sr. Unsub. Notes
            8.00%, 1/14/02                                      A3        USD  320       336,200
            Gtd. Sub. Notes
            5.75%, 10/22/02                                   Baa3        USD  680       657,662
                                                                                    ------------
                                                                                       1,635,712
                                                                                    ------------
--------------------------------------------------------------------
-------------
JAPAN (0.2%)
      (9)  Fuji Finance (Cayman) Ltd.:
            Perpetual Sub. FRN
            6.425%                                            Baa1        USD  430       389,150
            Perpetual Gtd. Notes
            7.30%                                             Baa1        USD  370       338,087
                                                                                    ------------
                                                                                         727,237
                                                                                    ------------
--------------------------------------------------------------------
-------------
SWEDEN (1.0%)
           ForeningsSparbanken AB:
            Perpetual Jr. Sub.
            Medium Term Notes
            6.434%                                              A3        USD  980       980,931
            Perpetual Sub. Notes
            7.50%                                               A3        USD  420       432,600
      (8)  Skandinaviska Enskilda
            Banken AB
            Perpetual Sub. Notes:
            7.50%                                              N/R       USD 1,250     1,266,063
            6.625%                                            Baa1        USD  400       400,112
                                                                                    ------------
                                                                                       3,079,706
                                                                                    ------------
--------------------------------------------------------------------
-------------
UNITED KINGDOM (0.1%)
      (9)  National Westminster Bank plc
            Series A, Perpetual Sub.
            Notes
            5.813%                                             Aa3        USD  230       201,342
                                                                                    ------------
--------------------------------------------------------------------
-------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $6,138,295)                                                                    6,164,722
                                                                                    ------------
--------------------------------------------------------------------------------
----------------
GOVERNMENT OBLIGATIONS (0.7%)
                --------------------------------------------------------------------------------
----------------
COLOMBIA (0.2%)
           Republic of Colombia
            Global Bonds
            8.625%, 4/1/08                                    Baa3        USD  700       703,500
                                                                                    ------------
--------------------------------------------------------------------
-------------
                                                                           Face
                                                            Moody's       Amount
                                                            Ratings        (000)       Value
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POLAND (0.5%)
           Republic of Poland
            Past Due Interest Bonds
            4.00%, 10/27/14                                   Baa3       USD 1,555  $  1,393,668
                                                                                    ------------
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TOTAL GOVERNMENT OBLIGATIONS
  (Cost $2,082,024)                                                                    2,097,168
                                                                                    ------------
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----------------
TOTAL FOREIGN SECURITIES
  (Cost $8,220,319)                                                                    8,261,890
                                                                                    ------------
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TOTAL INVESTMENTS (101.7%)
  (Cost $292,225,270)                                                                299,911,656
                                                                                    ------------
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----------------
LIABILITIES IN EXCESS OF OTHER
ASSETS (-1.7%)                                                                       (4,945,390)
                                                                                    ------------
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NET ASSETS (100%)
           Applicable to 34,632,153 issued and outstanding $0.001 par value shares
            (authorized 100,000,000 shares)                                         $294,966,266
                                                                                    ------------
                                                                                    ------------
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NET ASSET VALUE PER SHARE                                                            $      8.52
                                                                                    ------------
                                                                                    ------------
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MARKET PRICE PER SHARE                                                               $      8.66
                                                                                    ------------
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

N/R--Not Rated
PERL--Principle Exchange Rate Linked Security
PAC--Planned Amortization Class
REMIC--Real Estate Mortgage Investment Conduit
STRIPS--Seperate Trading of Registered Interest and Principal Securities.
TBA--Security is subject to delayed delivery.
  (1)  Non-income producing security.
  (2)  Defaulted security.
  (3)  144A Security. Certain conditions for public sale may exist.
  (4)  Payment in kind bond. Market value includes accrued interest.
  (5) Restricted as to private and public resale. Total cost of restricted securities at March 31, 1998 aggregated $5,869,957. Total market value of restricted securities owned at March 31, 1998 was $2,455,451 or 0.8% of net assets.
  (6) All or a portion of this security was pledged as collateral for delayed delivery securities.
  (7) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
  (8) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
  (9) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31, 1998.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN

---------

Pursuant to the BEA Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder may elect to have all dividends and distributions, net of any applicable U.S. withholding tax, automatically reinvested in additional shares of the Fund by the Chase Manhattan Bank, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund, at Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.
    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.
    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (I.E., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's commons stock on a particular date shall be as determined by or on behalf of the Fund.
    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $3,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the net asset value of the Fund. As a result, shareholders may be purchasing shares at a market price that reflects a premium to the Fund's net asset value.
    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to The Chase Manhattan Bank, Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. Deliveries to any other address do not constitute valid delivery.
    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.
    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.
    You may obtain a refund of any voluntary cash payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.
    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.
    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.
    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.
    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.
    Any notices, questions or other correspondence regarding the Plan should be addressed to The Chase Manhattan Bank, Customer Service Department, 4 New York Plaza, New York, NY 10004. Be sure to include a reference to BEA Income Fund, Inc. or you may call (800) 428-8890.